S000044145 [Member] Investment Objectives and Goals - iShares Interest Rate Hedged Long-Term Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTEREST RATE HEDGED LONG-TERM CORPORATE BOND ETFTicker: IGBHStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years.